Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Measurements [Abstract]
Schedule of fair value assets and liabilities
	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2016	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$78,750	$78,750	$-	$-
Series A Warrant Liability	23,435	-	23,435	-
Total Warrant Liability	$102,185	$78,750	$23,435	$-

	June 30,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2017	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$93,913	$93,913	$-	$-
Series A Warrant Liability	630,000	-	630,000	-
Total Warrant Liability	$723,913	$93,913	$630,000	$-

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2016	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$78,750	$78,750	$-	$-
Series A Warrant Liability	23,435	-	23,435	-
Series B Warrant Liability	-	-	-	-
Total Warrant Liability	$102,185	$78,750	$23,435	$-

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$1,575,000	$1,575,000	$-	$-
Series A Warrant Liability	4,215,600	-	4,215,600	-
Series B Warrant Liability	5,452,200	-	5,452,200	-
Total Warrant Liability	$11,242,800	$1,575,000	$9,667,800	$-